AB Growth Fund

Portfolio of Investments

October 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 37.5%
Electronic Equipment, Instruments & Components – 1.5%
Amphenol Corp. - Class A	178,970	$24,937,680

IT Services – 0.6%
Shopify, Inc. - Class A(a)	61,558	10,702,474

Semiconductors & Semiconductor Equipment – 21.7%
Applied Materials, Inc.	33,520	7,813,512
Astera Labs, Inc.(a)	48,239	9,005,256
Broadcom, Inc.	289,122	106,868,165
Credo Technology Group Holding Ltd.(a)	89,730	16,835,143
NVIDIA Corp.	735,371	148,905,274
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	195,652	58,779,730
Texas Instruments, Inc.	61,582	9,943,030

		358,150,110

Software – 13.7%
AppLovin Corp. - Class A(a)	25,601	16,316,285
Cadence Design Systems, Inc.(a)	65,763	22,273,270
CyberArk Software Ltd.(a)	9,060	4,718,267
HubSpot, Inc.(a)	29,255	14,391,120
Intuit, Inc.	20,350	13,584,642
Manhattan Associates, Inc.(a)	77,476	14,106,055
Microsoft Corp.	208,415	107,919,371
Oracle Corp.	47,650	12,513,367
Pony AI, Inc. (ADR)(a) (b)	155,877	2,911,782
Procore Technologies, Inc.(a)	123,040	9,082,813
ServiceNow, Inc.(a)	8,792	8,082,310

		225,899,282

		619,689,546

Communication Services – 17.4%
Entertainment – 4.6%
Netflix, Inc.(a)	68,750	76,921,625

Interactive Media & Services – 12.8%
Alphabet, Inc. - Class C	400,788	112,950,074
Meta Platforms, Inc. - Class A	130,504	84,612,269
Reddit, Inc. - Class A(a)	66,032	13,797,386

		211,359,729

		288,281,354

Consumer Discretionary – 14.6%
Automobile Components – 0.7%
Modine Manufacturing Co.(a)	71,580	10,966,772

Automobiles – 0.5%
Ferrari NV	20,170	8,147,671

Broadline Retail – 7.4%
Amazon.com, Inc.(a)	499,228	121,921,462

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 3.5%
Cava Group, Inc.(a) (b)	162,350	$8,723,065
Chipotle Mexican Grill, Inc.(a)	431,513	13,674,647
DoorDash, Inc. - Class A(a)	77,876	19,809,318
Genius Sports Ltd.(a)	691,060	7,781,336
Texas Roadhouse, Inc.	51,990	8,504,524

		58,492,890

Household Durables – 0.1%
SharkNinja, Inc.(a)	26,170	2,237,535

Specialty Retail – 2.1%
O’Reilly Automotive, Inc.(a)	162,660	15,361,611
TJX Cos., Inc. (The)	45,510	6,377,771
Tractor Supply Co.	231,545	12,528,900

		34,268,282

Textiles, Apparel & Luxury Goods – 0.3%
On Holding AG - Class A(a)	127,651	4,742,235

		240,776,847

Health Care – 12.2%
Biotechnology – 3.1%
Argenx SE (ADR)(a)	4,150	3,396,775
Genmab A/S (Sponsored ADR)(a)	179,130	5,124,909
United Therapeutics Corp.(a)	14,740	6,565,638
Vertex Pharmaceuticals, Inc.(a)	83,969	35,734,688

		50,822,010

Health Care Equipment & Supplies – 2.9%
Intuitive Surgical, Inc.(a)	56,497	30,185,217
Stryker Corp.	49,880	17,769,252

		47,954,469

Health Care Providers & Services – 1.3%
McKesson Corp.	25,980	21,078,613

Health Care Technology – 1.8%
Veeva Systems, Inc. - Class A(a)	102,266	29,779,859

Life Sciences Tools & Services – 0.5%
Mettler-Toledo International, Inc.(a)	6,300	8,922,627

Pharmaceuticals – 2.6%
Eli Lilly & Co.	50,299	43,400,995

		201,958,573

Industrials – 6.4%
Aerospace & Defense – 0.7%
Axon Enterprise, Inc.(a)	10,733	7,859,025
Byrna Technologies, Inc.(a) (b)	154,920	3,137,130

		10,996,155

Company	Shares	U.S. $ Value

Building Products – 0.4%
Trex Co., Inc.(a)	146,410	$7,074,531

Construction & Engineering – 0.7%
Quanta Services, Inc.	23,930	10,747,681

Ground Transportation – 2.0%
Saia, Inc.(a)	44,470	13,007,475
Uber Technologies, Inc.(a)	210,870	20,348,955

		33,356,430

Machinery – 0.8%
ITT, Inc.	75,630	13,996,844

Professional Services – 1.0%
Verisk Analytics, Inc.	78,404	17,151,659

Trading Companies & Distributors – 0.8%
United Rentals, Inc.	14,213	12,382,081

		105,705,381

Financials – 6.3%
Capital Markets – 1.9%
Cboe Global Markets, Inc.	69,105	16,974,952
LPL Financial Holdings, Inc.	15,700	5,923,767
PJT Partners, Inc. - Class A	53,650	8,643,552

		31,542,271

Financial Services – 3.9%
Toast, Inc. - Class A(a)	198,400	7,170,176
Visa, Inc. - Class A	169,361	57,708,067

		64,878,243

Insurance – 0.5%
Progressive Corp. (The)	39,250	8,085,500

		104,506,014

Consumer Staples – 4.7%
Beverages – 2.2%
Celsius Holdings, Inc.(a)	273,902	16,497,117
Monster Beverage Corp.(a)	290,655	19,424,474

		35,921,591

Consumer Staples Distribution & Retail – 2.5%
Casey’s General Stores, Inc.	40,640	20,856,042
Costco Wholesale Corp.	22,565	20,566,869

		41,422,911

		77,344,502

Materials – 0.5%
Chemicals – 0.5%
Sherwin-Williams Co. (The)	24,623	8,493,458

Total Common Stocks (cost $918,872,632)		1,646,755,675

Company	Shares	U.S. $ Value

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (c) (d) (cost $52,367)	51,340	$129,634

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.96%(e) (f) (g) (cost $10,652,240)	10,652,240	10,652,240

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $929,577,239)		1,657,537,549

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.96%(e) (f) (g) (cost $2,033,465)	2,033,465	2,033,465

Total Investments – 100.3% (cost $931,610,704)(h)		1,659,571,014
Other assets less liabilities – (0.3)%		(5,326,309)

Net Assets – 100.0%		$1,654,244,705

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of October 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $742,860,618 and gross unrealized depreciation of investments was $(14,900,308), resulting in net unrealized appreciation of $727,960,310.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

AB Growth Fund

October 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,646,755,675	$—	$—	$1,646,755,675
Rights	—	—	129,634	129,634
Short-Term Investments	10,652,240	—	—	10,652,240
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,033,465	—	—	2,033,465

Total Investments in Securities	1,659,441,380	—	129,634	1,659,571,014
Other Financial Instruments(b)	—	—	—	—

Total	$1,659,441,380	$—	$129,634	$1,659,571,014

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2025 is as follows:

Fund	Market Value 07/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,150	$113,334	$104,832	$10,652	$202
AB Government Money Market Portfolio*	0	4,379	2,346	2,033	4
Total	$2,150	$117,713	$107,178	$12,685	$206

*	Investments of cash collateral for securities lending transactions